PROSPECTUS November 4, 2025

Virtus U.S. Small Cap Growth ETF*
(Ticker: VSCG )

Virtus International Small Cap ETF*
(Ticker: VSIS)

Virtus Emerging Markets Equity ETF*
(Ticker: VSEM)

Virtus U.S. Dividend ETF
(Ticker: VUS)

Virtus International Dividend ETF
(Ticker: VDI)

Virtus Emerging Markets Dividend ETF*
(Ticker: VEM)

each, a series of
VIRTUS ETF TRUST II

* Not open for investment.

Each of the Virtus U.S. Small Cap Growth ETF, Virtus International Small Cap ETF, Virtus Emerging Markets Equity ETF, Virtus U.S. Dividend ETF, Virtus International Dividend ETF and Virtus Emerging Markets Dividend ETF (each a “Fund” and, together, the “Funds”) is an actively managed exchange-traded fund (“ETF”). Shares of each Fund are listed on NYSE Arca, Inc. (the “Exchange”) and trade at market prices. The market price for each Fund’s shares may be different from its net asset value per share.

Neither the Securities and Exchange Commission, the Commodity Futures Trading Commission (CFTC) nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

WITHHOLDING	45
CREATION UNITS	45
FUND WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS	45
OTHER INFORMATION	45
FINANCIAL HIGHLIGHTS	46
ADDITIONAL INFORMATION	46

Virtus U.S. Small Cap Growth ETF

RISK/RETURN SUMMARY INFORMATION

INVESTMENT OBJECTIVE

The Virtus U.S. Small Cap Growth ETF (the “Fund”) seeks long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment):	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee[1]	0.25%
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.25%

(1)	The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.
(2)	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$26	$83

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly organized, and, as of the date of this Prospectus, has not had any portfolio turnover.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of small capitalization companies with growth characteristics that are listed on U.S. exchanges. Virtus Systematic (“Systematic”), a division of Virtus Advisers, LLC, the Fund’s sub-adviser, defines small capitalization companies to be companies whose market capitalizations are smaller than the largest 1,000 U.S. companies included in the Russell 2000® Growth Index. A smaller capitalization stock will be considered to have growth characteristics if it is included in the Russell 2000 Growth Index or has a market capitalization in the range of the Russell 2000 Growth Index and demonstrates revenue or earnings growth higher than the Russell 2000 Index. Under Systematic’s market capitalization guidelines described above, based on market capitalization data as of September 30, 2025, the market capitalization of a small capitalization company would be below $8 billion . This threshold will change due to market conditions.

Systematic believes that behavioral biases of investors contribute to market inefficiencies, creating opportunities. Systematic’s quantitative investment process begins with a proprietary alpha model that uses artificial intelligence to power Natural Language Processing for sentiment analysis, which blends behavioral factors (e.g., human behaviors and biases) and intrinsic valuation factors (e.g., tangible measures of a company’s underlying worth). The final investment and trading decisions are made by Systematic’s portfolio management personnel. In order to arrive at the final investment portfolio selection, Systematic’s portfolio management personnel complement the recommendations produced by the alpha model with a dynamic risk management overlay and qualitative reviews.

Specifically, Systematic utilizes a risk model for portfolio construction, with constraints at the individual security and industry levels to manage exposures relative to the Fund’s benchmark. Additionally, all investment recommendations are thoroughly vetted at the individual company level to confirm the investment rationale and suitability before a purchase or sale.

In addition to common stocks, equity securities in which the Fund may invest include, without limitation, preferred stocks, American depositary receipts (“ADRs”), convertible securities and warrants.

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

In addition, from time to time the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors. As of the date of this Prospectus, the Fund focused its investments in the Industrials, Healthcare, and Information Technology sectors.

PRINCIPAL RISKS

An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following principal risks:

Equity Securities Risk. The value of the equity securities held by the Fund may be negatively affected by the financial market, industries in which the Fund invests, or issuer-specific events. Focus on a particular style or in small-sized companies may enhance that risk.

Small Capitalization Companies Risk. Small-sized companies often have narrower markets, fewer products or services to offer, and more limited managerial and financial resources than larger, more established companies. As a result, the performance of small-sized companies may be more volatile, and they may face a greater risk of business failure, which could increase the volatility and risk of loss to the Fund.

Preferred Stock Risk. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

Depositary Receipts Risk. Investments in foreign companies through depositary receipts, including ADRs, may expose the Fund to the same risks as direct investments in securities.

Convertible Securities Risk. The value of a convertible security may decline as interest rates rise and/or vary with fluctuations in the market value of the underlying securities. The security may be called for redemption at a time and/ or price unfavorable to the Fund.

Warrant Risk. Warrants are securities issued by a company which give the holder the right, but not the obligation, to purchase stock, usually at a price that is higher than the market price at the time the warrant is issued. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Portfolio would lose any amount it paid for the warrant.

Country/Geographic Region Risk. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or a particular country, it is more likely to be impacted by events or conditions affecting that country or region.

Sector Focus Risk. To the extent the Fund focuses its investments in one or more sectors, this may make the Fund particularly susceptible to adverse economic, political or regulatory occurrences and changes affecting companies in those sectors. As the Fund’s investments in a sector increase, so does the potential for fluctuation in the net asset value (“NAV”) of the Fund.

Issuer Risk. The performance of the Fund depends on the performance of the issuers of the individual securities in which Fund invests. Poor performance by any issuer may cause the value of its securities, and the value of the Shares, to decline.

Market Risk. The value of the securities in the Fund may go up or down (sometimes significantly) in response to the prospects of individual companies and/or general economic conditions, including local, regional or global events.

Management Risk. Systematics judgments about the attractiveness and potential appreciation of a security or other asset may prove to be inaccurate and may not produce the desired results.

ETF Risks. The Fund is an ETF and, as a result of this structure, is exposed to the following risks, among others:

●	Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable or unwilling to process creation and/or redemption orders (either because of valuation difficulties or for other reasons), and no other Authorized Participant is able or willing to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Fund may trade at a discount to net asset value (“NAV”) and possibly face delisting.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings, and it cannot be predicted whether Shares will trade below, at or above their NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

●	No Assurance of Active Trading Market Risk. Although the Shares in the Fund are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund. In times of market stress, market makers or Authorized Participants may step away from their respective roles in making a market in the Fund’s Shares, which could lead to wider bid/ ask spreads and variances between the market price of the Fund’s Shares and their underlying value.

●	Fund Shares Liquidity Risk. In stressed market conditions, the market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings, which can result in wider bid/ask spreads and differences between the ETF’s NAV and market price.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads, and may be delisted if it does not meet certain conditions of the Exchange, which could negatively impact the value of the Fund.

PERFORMANCE INFORMATION

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

MANAGEMENT OF THE FUND

Investment Adviser and Sub-Adviser

Virtus Investment Advisers, LLC (the “Adviser”) is the Fund’s investment adviser. Virtus ETF Trust II (the “Trust”) and the Adviser have engaged Virtus Advisers, LLC (“VA”), operating through its division, Virtus Systematic (“Systematic”) as the Fund’s sub-adviser to manage the Fund’s investments, subject to the oversight and supervision of the Adviser and the Board of Trustees of the Trust (the “Board”). VA is an affiliate of the Adviser.

Portfolio Managers

The following employees of Systematic are the Fund’s portfolio managers, each of whom is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such position since the inception of the Fund’s operations in 2025: Kunal Ghosh, Jie Wei, Lu Yu and Yang Zhang.

PURCHASE AND SALE OF FUND SHARES

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in aggregate blocks of shares or multiples thereof (“Creation Units”). The Fund’s Creation Units may be issued and redeemed only by certain large institutions, referred to as “Authorized Participants,” that enter into agreements with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.virtusetfs.com.

TAX INFORMATION

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser, Systematic or their affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Virtus International Small Cap ETF

RISK/RETURN SUMMARY INFORMATION

INVESTMENT OBJECTIVE

The Virtus International Small Cap ETF (the “Fund”) seeks long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment):	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee[1]	0.39%
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.39%

(1)	The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.
(2)	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$41	$129

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly organized, and, as of the date of this Prospectus, has not had any portfolio turnover.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of small capitalization companies. Virtus Systematic (“Systematic”), a division of Virtus Advisers, LLC, the Fund’s sub-adviser, defines small capitalization companies as those with market capitalizations comparable to companies included in the MSCI All Country World ex USA Small-Cap Index. Under normal circumstances, the Fund expects to maintain a weighted-average market capitalization between 75% and 150% of the weighted-average market capitalization of the securities in the MSCI All Country World ex USA Small-Cap Index. Under the market capitalization guidelines described above, based on market capitalization data as of September 30, 2025, the weighted-average market capitalization of a small capitalization company in which the Fund may invest would range from $1.0 billion to $4.0 billion. This threshold will change due to market conditions.

The Fund normally invests principally in securities of international issuers, which are those located outside the United States, and allocates its investments among at least eight different countries. The Fund may invest in emerging market securities.

Systematic believes that behavioral biases of investors contribute to market inefficiencies, creating opportunities. Systematic’s quantitative investment process begins with a proprietary investment-return forecasting model that uses artificial intelligence to power Natural Language Processing for sentiment analysis, which combines behavioral factors (which seek to capitalize on human behavioral biases (i.e., systematic tendencies) from financial analysts, company management and investors),  with intrinsic and valuation factors (which are expected to provide tangible measures of a company’s true worth). The final investment and trading decisions are made by Systematic’s portfolio management personnel. In order to arrive at the final investment portfolio selection, Systematic’s portfolio management personnel complement the recommendations produced by the investment-return forecasting model with a dynamic risk management overlay and qualitative reviews.

Specifically, Systematic utilizes a risk model for portfolio construction, with constraints at the individual security, country and industry levels to manage exposures relative to the Fund’s benchmark. Additionally, all investment recommendations are thoroughly vetted on an individual company level to confirm the investment rationale and suitability before a purchase or sale.

In addition to common stocks, equity securities in which the Fund may invest include, without limitation, preferred stocks, American depositary receipts (“ADRs”), convertible securities and warrants. The Fund also may invest in securities issued in initial public offerings (“IPOs”), real estate investment trusts (“REITs”) and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. The Fund typically does not engage in active hedging of currency but retains flexibility to do so depending on market performance.

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

In addition, from time to time the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors. As of the date of this Prospectus, the Fund focused its investments in the Industrials and Financials sectors.

PRINCIPAL RISKS

An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following principal risks:

Equity Securities Risk. The value of the equity securities held by the Fund may be negatively affected by the financial market, industries in which the Fund invests, or issuer-specific events. Focus on a particular style or in small-sized companies may enhance that risk.

Small Capitalization Companies Risk. Small-sized companies often have narrower markets, fewer products or services to offer, and more limited managerial and financial resources than larger, more established companies. As a result, the performance of small-sized companies may be more volatile, and they may face a greater risk of business failure, which could increase the volatility and risk of loss to the Fund.

Foreign Securities Risk. Investing in securities of foreign issuers subjects the Fund to additional risks such as tariff and global trade restrictions increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk. Additionally, to the extent that the underlying assets of the Fund trade on an exchange that is closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying asset and stale asset pricing (i.e., the last quote from the foreign exchange market), resulting in premiums or discounts to NAV that are greater than those experienced by other ETFs.

Country/Geographic Region Risk. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or a particular country, it is more likely to be impacted by events or conditions affecting that country or region.

Emerging Markets Investments Risk. Emerging markets securities may be more volatile, or more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

Preferred Stock Risk. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

Depositary Receipts Risk. Investments in foreign companies through depositary receipts, including ADRs, may expose the Fund to the same risks as direct investments in securities.

Convertible Securities Risk. The value of a convertible security may decline as interest rates rise and/or vary with fluctuations in the market value of the underlying securities. The security may be called for redemption at a time and/ or price unfavorable to the Fund.

Warrant Risk. Warrants are securities issued by a company which give the holder the right, but not the obligation, to purchase stock, usually at a price that is higher than the market price at the time the warrant is issued. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Portfolio would lose any amount it paid for the warrant.

Initial Public Offering (“IPO”) Risk. The risk that any positive effect of investments in IPOs may not be sustainable because of a number of factors. Namely, a fund may not be able to buy shares in some IPOs or may be able to buy only a small number of shares. Also, the performance of IPOs generally is volatile, and is dependent on market psychology and economic conditions. To the extent that IPOs have a significant positive impact on a fund’s performance, this may not be able to be replicated in the future. The relative performance impact of IPOs also is likely to decline as a fund grows.

REIT Risk. Investments in REITs and other securities of Real Estate companies subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate sector in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. REITs may also be adversely affected by poor management, failure to quality as a REIT under the Internal Revenue Code of 1986, as amended (the “Code”), environmental problems, property tax increases or changes in federal, state or local regulations.

Derivatives Risk. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage or attempt to increase returns. Investments in derivatives may result in increased volatility and the Fund may incur a loss greater than its principal investment.

Foreign Currency Transactions Risk. The Fund’s transactions with respect to foreign currency may not be successful or have the effect of limiting gains from favorable market movements.

Sector Focus Risk. To the extent the Fund focuses its investments in one or more sectors, this may make the Fund particularly susceptible to adverse economic, political or regulatory occurrences and changes affecting companies in those sectors. As the Fund’s investments in a sector increase, so does the potential for fluctuation in the net asset value (“NAV”) of the Fund.

Issuer Risk. The performance of the Fund depends on the performance of the issuers of the individual securities in which Fund invests. Poor performance by any issuer may cause the value of its securities, and the value of the Shares, to decline.

Market Risk. The value of the securities in the Fund may go up or down (sometimes significantly) in response to the prospects of individual companies and/or general economic conditions, including local, regional or global events.

Management Risk. Systematic’s judgments about the attractiveness and potential appreciation of a security or other asset may prove to be inaccurate and may not produce the desired results.

ETF Risks. The Fund is an ETF and, as a result of this structure, is exposed to the following risks, among others:

●	Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable or unwilling to process creation and/or redemption orders (either because of valuation difficulties or for other reasons), and no other Authorized Participant is able or willing to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Fund may trade at a discount to net asset value (“NAV”) and possibly face delisting.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings, and it cannot be predicted whether Shares will trade below, at or above their NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

●	No Assurance of Active Trading Market Risk. Although the Shares in the Fund are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund. In times of market stress, market makers or Authorized Participants may step away from their respective roles in making a market in the Fund’s Shares, which could lead to wider bid/ ask spreads and variances between the market price of the Fund’s Shares and their underlying value.

●	Fund Shares Liquidity Risk. In stressed market conditions, the market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings, which can result in wider bid/ask spreads and differences between the ETF’s NAV and market price.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads, and may be delisted if it does not meet certain conditions of the Exchange, which could negatively impact the value of the Fund.

PERFORMANCE INFORMATION

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

MANAGEMENT OF THE FUND

Investment Adviser and Sub-Adviser

Virtus Investment Advisers, LLC (the “Adviser”) is the Fund’s investment adviser. Virtus ETF Trust II (the “Trust”) and the Adviser have engaged Virtus Advisers, LLC (“VA”), operating through its division, Virtus Systematic (“Systematic”) as the Fund’s sub-adviser to manage the Fund’s investments, subject to the oversight and supervision of the Adviser and the Board of Trustees of the Trust (the “Board”). VA is an affiliate of the Adviser.

Portfolio Managers

The following employees of Systematic are the Fund’s portfolio managers, each of whom is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such position since the inception of the Fund’s operations in 2025: Kunal Ghosh, Jie Wei, Lu Yu and Yang Zhang.

PURCHASE AND SALE OF FUND SHARES

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in aggregate blocks of shares or multiples thereof (“Creation Units”). The Fund’s Creation Units may be issued and redeemed only by certain large institutions, referred to as “Authorized Participants,” that enter into agreements with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.virtusetfs.com.

TAX INFORMATION

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser, Systematic or their affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Virtus Emerging Markets Equity ETF

RISK/RETURN SUMMARY INFORMATION

INVESTMENT OBJECTIVE

The Virtus Emerging Markets Equity ETF (the “Fund”) seeks long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment):	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee[1]	0.35%
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.35%

(1)	The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.
(2)	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$37	$115

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly organized, and, as of the date of this Prospectus, has not had any portfolio turnover.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in the equity securities of companies that are tied economically to emerging market countries. Virtus Systematic (“Systematic”), a division of Virtus Advisers, LLC, the Fund’s sub-adviser, defines emerging market countries as countries with securities markets that are less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and/or regulation. The Fund will normally invest primarily in companies located in the countries represented in the Fund’s benchmark, the MSCI Emerging Markets Index (each an “Emerging Market Country”). The Fund considers a company to be economically tied to an Emerging Market Country if (i) its stock is listed on an emerging market exchange; or (ii) it is domiciled or headquartered or primarily operates in, or derives a majority of its profits, revenues, sales, or income from an Emerging Market Country. The Fund may invest a substantial portion of its assets in equity securities of companies located in China.

Systematic believes that behavioral biases of investors contribute to market inefficiencies, creating opportunities. Systematic’s quantitative investment process begins with a proprietary alpha model that uses artificial intelligence to power Natural Language Processing for sentiment analysis, which blends behavioral factors (e.g., human behaviors and biases) and intrinsic valuation factors (e.g., tangible measures of a company’s underlying worth). The final investment and trading decisions are made by Systematic’s’s portfolio management personnel. In order to arrive at the final investment portfolio selection, Systematic’s’s portfolio management personnel complement the recommendations produced by the alpha model with a dynamic risk management overlay and qualitative reviews.

Specifically, Systematic’s utilizes a risk model for portfolio construction, with constraints at the individual security and industry levels to manage exposures relative to the Fund’s benchmark. Additionally, all investment recommendations are thoroughly vetted at the individual company level to confirm the investment rationale and suitability before a purchase or sale.

The Fund normally invests primarily in common stocks, either directly or indirectly through depositary receipts. In addition to common stocks, equity securities in which the Fund may invest include, without limitation, preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any size market capitalization, including smaller capitalization companies. The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. The Fund may also use participatory notes (“P-Notes”) or other equity-linked notes to gain exposure to issuers in certain countries. P-Notes are equity-linked instruments used by investors to obtain exposure to non-U.S. equity investments without trading directly in the local market.

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

In addition, from time to time the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors. As of the date of this Prospectus, the Fund focused its investments in the Financials and Information Technology sectors.

PRINCIPAL RISKS

An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following principal risks:

Equity Securities Risk. The value of the equity securities held by the Fund may be negatively affected by the financial market, industries in which the Fund invests, or issuer-specific events. Focus on a particular style or in small-sized companies may enhance that risk.

Emerging Markets Investments Risk. Emerging markets securities may be more volatile, or more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

Foreign Securities Risk. Investing in loans and securities of foreign issuers subjects the Fund to additional risks such as tariff and global trade restrictions increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk. Additionally, to the extent that the underlying assets of the Fund trade on an exchange that is closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying asset and stale asset pricing (i.e., the last quote from the foreign exchange market), resulting in premiums or discounts to NAV that are greater than those experienced by other ETFs.

●	China Investment Risk. The Fund invests a significant portion of its assets in securities of issuers located or operating in China. Investing in China involves certain heightened risks and considerations, including, among others: frequent trading suspensions and government interventions (including by nationalizing assets); currency exchange rate fluctuations or blockages; limits on using brokers and on foreign ownership; different financial reporting standards; higher dependence on exports and international trade; political and social instability; infectious disease outbreaks; regional and global conflicts; increased trade tariffs, embargoes, and other trade limitations; custody and other risks associated with programs used to access Chinese securities; and uncertainties in tax rules that could result in unexpected tax liabilities for the Fund. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities. Moreover, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by the Fund.

Country/Geographic Region Risk. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or a particular country, it is more likely to be impacted by events or conditions affecting that country or region.

Depositary Receipts Risk. Investments in foreign companies through depositary receipts, including ADRs, may expose the Fund to the same risks as direct investments in securities.

Preferred Stock Risk. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

Convertible Securities Risk. The value of a convertible security may decline as interest rates rise and/or vary with fluctuations in the market value of the underlying securities. The security may be called for redemption at a time and/ or price unfavorable to the Fund.

Warrant Risk. Warrants are securities issued by a company which give the holder the right, but not the obligation, to purchase stock, usually at a price that is higher than the market price at the time the warrant is issued. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Portfolio would lose any amount it paid for the warrant.

Derivatives Risk. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage or attempt to increase returns. Investments in derivatives may result in increased volatility and the Fund may incur a loss greater than its principal investment.

Foreign Currency Transactions Risk. The Fund’s transactions with respect to foreign currency may not be successful or have the effect of limiting gains from favorable market movements.

Participatory Notes (“P-Notes”) Risk. An investment in participatory notes is subject to market risk. The performance results of participatory notes may not exactly replicate the performance of the underlying securities. An investment in participatory notes is also subject to counterparty risk, relating to the non-U.S. bank or broker-dealer that issues the participatory notes, and may be subject to liquidity risk.

Sector Focus Risk. To the extent the Fund focuses its investments in one or more sectors, this may make the Fund particularly susceptible to adverse economic, political or regulatory occurrences and changes affecting companies in those sectors. As the Fund’s investments in a sector increase, so does the potential for fluctuation in the net asset value (“NAV”) of the Fund.

Small- and Mid-Capitalization Stock Risk. The stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Large-Capitalization Stock Risk. The stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Issuer Risk. The performance of the Fund depends on the performance of the issuers of the individual securities in which Fund invests. Poor performance by any issuer may cause the value of its securities, and the value of the Shares, to decline.

Market Risk. The value of the securities in the Fund may go up or down (sometimes significantly) in response to the prospects of individual companies and/or general economic conditions, including local, regional or global events.

Management Risk. The Sub-Adviser’s judgments about the attractiveness and potential appreciation of a security or other asset may prove to be inaccurate and may not produce the desired results.

ETF Risks. The Fund is an ETF and, as a result of this structure, is exposed to the following risks, among others:

●	Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable or unwilling to process creation and/or redemption orders (either because of valuation difficulties or for other reasons), and no other Authorized Participant is able or willing to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Fund may trade at a discount to net asset value (“NAV”) and possibly face delisting.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings, and it cannot be predicted whether Shares will trade below, at or above their NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

●	No Assurance of Active Trading Market Risk. Although the Shares in the Fund are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund. In times of market stress, market makers or Authorized Participants may step away from their respective roles in making a market in the Fund’s Shares, which could lead to wider bid/ ask spreads and variances between the market price of the Fund’s Shares and their underlying value.

●	Fund Shares Liquidity Risk. In stressed market conditions, the market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings, which can result in wider bid/ask spreads and differences between the ETF’s NAV and market price.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads, and may be delisted if it does not meet certain conditions of the Exchange, which could negatively impact the value of the Fund.

PERFORMANCE INFORMATION

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

MANAGEMENT OF THE FUND

Investment Adviser and Sub-Adviser

Virtus Investment Advisers, LLC (the “Adviser”) is the Fund’s investment adviser. Virtus ETF Trust II (the “Trust”) and the Adviser have engaged Virtus Advisers, LLC (“VA”), operating through its division, Virtus Systematic (“Systematic”) as the Fund’s sub-adviser to manage the Fund’s investments, subject to the oversight and supervision of the Adviser and the Board of Trustees of the Trust (the “Board”). VA is an affiliate of the Adviser.

Portfolio Managers

The following employees of Systematic are the Fund’s portfolio managers, each of whom is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such position since the inception of the Fund’s operations in 2025: Kunal Ghosh, Jie Wei, Lu Yu and Yang Zhang.

PURCHASE AND SALE OF FUND SHARES

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in aggregate blocks of shares or multiples thereof (“Creation Units”). The Fund’s Creation Units may be issued and redeemed only by certain large institutions, referred to as “Authorized Participants,” that enter into agreements with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.virtusetfs.com.

TAX INFORMATION

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser, Systematic or their affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Virtus U.S. Dividend ETF

RISK/RETURN SUMMARY INFORMATION

INVESTMENT OBJECTIVE

The Virtus U.S. Dividend ETF (the “Fund”) seeks current income, with a secondary objective of long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment):	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee[1]	0.25%
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.25%

(1)	The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.
(2)	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$26	$83

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly organized, and, as of the date of this Prospectus, has not had any portfolio turnover.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in the common stocks of companies that pay dividend income and that are listed on U.S. exchanges.

Virtus Systematic (“Systematic”), a division of Virtus Advisers, LLC, the Fund’s sub-adviser, believes that behavioral biases of investors contribute to market inefficiencies, creating opportunities. Systematic’s quantitative investment process begins with a proprietary alpha model that uses artificial intelligence to power Natural Language Processing for sentiment analysis, which blends behavioral factors (e.g., human behaviors and biases) and intrinsic valuation factors (e.g., tangible measures of a company’s underlying worth). The final investment and trading decisions are made by Systematic’s portfolio management personnel. In order to arrive at the final investment portfolio selection, Systematic’s portfolio management personnel complement the recommendations produced by the alpha model with a dynamic risk management overlay and qualitative reviews.

Specifically, Systematic’s utilizes a risk model for portfolio construction, with constraints at the individual security and industry levels to manage exposures relative to the Fund’s benchmark. The investment process puts a particular focus on higher dividend paying (and yielding) stocks, which results in the Fund with a higher dividend yield higher than the typical large/mid capitalization U.S. equity. Additionally, all investment recommendations are thoroughly vetted at the individual company level to confirm the investment rationale and suitability before a purchase or sale.

In addition to common stocks, equity securities in which the Fund may invest include, without limitation, preferred stocks, American Depositary Receipts (“ADRs”), convertible securities and warrants.

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

In addition, from time to time the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors. As of the date of this Prospectus, the Fund focused its investments in the Financials and Information Technology sectors.

PRINCIPAL RISKS

An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following principal risks:

Equity Securities Risk. The value of the equity securities held by the Fund may be negatively affected by the financial market, industries in which the Fund invests, or issuer-specific events. Focus on a particular style or in small-sized companies may enhance that risk.

Dividend Paying Securities Risk. Issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future, and may reduce or eliminate future dividends or distributions at any time and for any reason. If the dividends or distributions received by the Fund decrease, the Fund may have less income to distribute to the Fund’s shareholders.

Preferred Stock Risk. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

Depositary Receipts Risk. Investments in foreign companies through depositary receipts may expose the Fund to the same risks as direct investments in securities.

Convertible Securities Risk. The value of a convertible security may decline as interest rates rise and/or vary with fluctuations in the market value of the underlying securities. The security may be called for redemption at a time and/ or price unfavorable to the Fund.

Warrant Risk. Warrants are securities issued by a company which give the holder the right, but not the obligation, to purchase stock, usually at a price that is higher than the market price at the time the warrant is issued. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Portfolio would lose any amount it paid for the warrant.

Country/Geographic Region Risk. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or a particular country, it is more likely to be impacted by events or conditions affecting that country or region.

Sector Focus Risk. To the extent the Fund focuses its investments in one or more sectors, this may make the Fund particularly susceptible to adverse economic, political or regulatory occurrences and changes affecting companies in those sectors. As the Fund’s investments in a sector increase, so does the potential for fluctuation in the net asset value (“NAV”) of the Fund.

Issuer Risk. The performance of the Fund depends on the performance of the issuers of the individual securities in which Fund invests. Poor performance by any issuer may cause the value of its securities, and the value of the Shares, to decline.

Market Risk. The value of the securities in the Fund may go up or down (sometimes significantly) in response to the prospects of individual companies and/or general economic conditions, including local, regional or global events.

Management Risk. The Sub-Adviser’s judgments about the attractiveness and potential appreciation of a security or other asset may prove to be inaccurate and may not produce the desired results.

ETF Risks. The Fund is an ETF and, as a result of this structure, is exposed to the following risks, among others:

●	Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable or unwilling to process creation and/or redemption orders (either because of valuation difficulties or for other reasons), and no other Authorized Participant is able or willing to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Fund may trade at a discount to net asset value (“NAV”) and possibly face delisting.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings, and it cannot be predicted whether Shares will trade below, at or above their NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

●	No Assurance of Active Trading Market Risk. Although the Shares in the Fund are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund. In times of market stress, market makers or Authorized Participants may step away from their respective roles in making a market in the Fund’s Shares, which could lead to wider bid/ ask spreads and variances between the market price of the Fund’s Shares and their underlying value.

●	Fund Shares Liquidity Risk. In stressed market conditions, the market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings, which can result in wider bid/ask spreads and differences between the ETF’s NAV and market price.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads, and may be delisted if it does not meet certain conditions of the Exchange, which could negatively impact the value of the Fund.

PERFORMANCE INFORMATION

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

MANAGEMENT OF THE FUND

Investment Adviser and Sub-Adviser

Virtus Investment Advisers, LLC (the “Adviser”) is the Fund’s investment adviser. Virtus ETF Trust II (the “Trust”) and the Adviser have engaged Virtus Advisers, LLC (“VA”), operating through its division, Virtus Systematic (“Systematic”) as the Fund’s sub-adviser to manage the Fund’s investments, subject to the oversight and supervision of the Adviser and the Board of Trustees of the Trust (the “Board”). VA is an affiliate of the Adviser.

Portfolio Managers

The following employees of Systematic are the Fund’s portfolio managers, each of whom is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such position since the inception of the Fund’s operations in 2025: Kunal Ghosh, Jie Wei, Lu Yu and Yang Zhang.

PURCHASE AND SALE OF FUND SHARES

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in aggregate blocks of shares or multiples thereof (“Creation Units”). The Fund’s Creation Units may be issued and redeemed only by certain large institutions, referred to as “Authorized Participants,” that enter into agreements with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.virtusetfs.com.

TAX INFORMATION

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser, Systematic or their affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Virtus International Dividend ETF

RISK/RETURN SUMMARY INFORMATION

INVESTMENT OBJECTIVE

The Virtus International Dividend ETF (the “Fund”) seeks current income, with a secondary objective of long-term capital appreciation..

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment):	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee[1]	0.39%
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.39%

(1)	The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.
(2)	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$41	$129

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly organized, and, as of the date of this Prospectus, has not had any portfolio turnover.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in the securities of companies that pay dividend income. The Fund will invest in securities of companies that are tied economically to countries with developed non-US securities markets. Virtus Systematic (“Systematic”), a division of Virtus Advisers, LLC, the Fund’s sub-adviser, defines developed non-US securities markets as securities markets that are more sophisticated than emerging markets in terms of participation by investors, analyst coverage, liquidity and/or regulation. The Fund may invest some portion of its assets in Hong Kong listed equity securities of companies which are exposed to China’s economic activity.

Systematic believes that behavioral biases of investors contribute to market inefficiencies, creating opportunities. Systematic’s quantitative investment process begins with a proprietary alpha model that uses artificial intelligence to power Natural Language Processing for sentiment analysis, which blends behavioral factors (e.g., human behaviors and biases) and intrinsic valuation factors (e.g., tangible measures of a company’s underlying worth). The final investment and trading decisions are made by Systematic’s’s portfolio management personnel. In order to arrive at the final investment portfolio selection, Systematic’s’s portfolio management personnel complement the recommendations produced by the alpha model with a dynamic risk management overlay and qualitative reviews.

Specifically, Systematic’s utilizes a risk model for portfolio construction, with constraints at the individual security and industry levels to manage exposures relative to the Fund’s benchmark. Additionally, all investment recommendations are thoroughly vetted at the individual company level to confirm the investment rationale and suitability before a purchase or sale.

The Fund normally invests primarily in common stocks, either directly or indirectly through depositary receipts. In addition to common stocks, equity securities in which the fund may invest include, without limitation, preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any size market capitalization, including smaller capitalization companies. The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. The Fund may also use participatory notes (“P-Notes”) or other equity-linked notes to gain exposure to issuers in certain countries. P-Notes are equity-linked instruments used by investors to obtain exposure to non-U.S. equity investments without trading directly in the local market.

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

In addition, from time to time the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors. As of the date of this Prospectus, the Fund focused its investments in the Financials and Industrials sectors.

PRINCIPAL RISKS

An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following principal risks:

Equity Securities Risk. The value of the equity securities held by the Fund may be negatively affected by the financial market, industries in which the Fund invests, or issuer-specific events. Focus on a particular style or in small-sized companies may enhance that risk.

Dividend Paying Securities Risk. Issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future, and may reduce or eliminate future dividends or distributions at any time and for any reason. If the dividends or distributions received by the Fund decrease, the Fund may have less income to distribute to the Fund’s shareholders.

Depositary Receipts Risk. Investments in foreign companies through depositary receipts, including ADRs, may expose the Fund to the same risks as direct investments in securities.

Foreign Securities Risk. Investing in securities of foreign issuers subjects the Fund to additional risks such as tariff and global trade restrictions increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk. Additionally, to the extent that the underlying assets of the Fund trade on an exchange that is closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying asset and stale asset pricing (i.e., the last quote from the foreign exchange market), resulting in premiums or discounts to NAV that are greater than those experienced by other ETFs.

●	China Investment Risk. The Fund invests a significant portion of its assets in securities of issuers located or operating in China. Investing in China involves certain heightened risks and considerations, including, among others: frequent trading suspensions and government interventions (including by nationalizing assets); currency exchange rate fluctuations or blockages; limits on using brokers and on foreign ownership; different financial reporting standards; higher dependence on exports and international trade; political and social instability; infectious disease outbreaks; regional and global conflicts; increased trade tariffs, embargoes, and other trade limitations; custody and other risks associated with programs used to access Chinese securities; and uncertainties in tax rules that could result in unexpected tax liabilities for the Fund. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities. Moreover, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by the Fund.

●	Hong Kong Investment Risk. If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Fund’s investments.

Country/Geographic Region Risk. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or a particular country, it is more likely to be impacted by events or conditions affecting that country or region.

Preferred Stock Risk. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

Convertible Securities Risk. The value of a convertible security may decline as interest rates rise and/or vary with fluctuations in the market value of the underlying securities. The security may be called for redemption at a time and/ or price unfavorable to the Fund.

Warrant Risk. Warrants are securities issued by a company which give the holder the right, but not the obligation, to purchase stock, usually at a price that is higher than the market price at the time the warrant is issued. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Portfolio would lose any amount it paid for the warrant.

Derivatives Risk. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage or attempt to increase returns. Investments in derivatives may result in increased volatility and the Fund may incur a loss greater than its principal investment.

Foreign Currency Transactions Risk. The Fund’s transactions with respect to foreign currency may not be successful or have the effect of limiting gains from favorable market movements.

Participatory Notes (“P-Notes”) Risk. An investment in participatory notes is subject to market risk. The performance results of participatory notes may not exactly replicate the performance of the underlying securities. An investment in participatory notes is also subject to counterparty risk, relating to the non-U.S. bank or broker-dealer that issues the participatory notes, and may be subject to liquidity risk.

Sector Focus Risk. To the extent the Fund focuses its investments in one or more sectors, this may make the Fund particularly susceptible to adverse economic, political or regulatory occurrences and changes affecting companies in those sectors. As the Fund’s investments in a sector increase, so does the potential for fluctuation in the net asset value (“NAV”) of the Fund.

Small- and Mid-Capitalization Stock Risk. The stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Large-Capitalization Stock Risk. The stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Issuer Risk. The performance of the Fund depends on the performance of the issuers of the individual securities in which Fund invests. Poor performance by any issuer may cause the value of its securities, and the value of the Shares, to decline.

Market Risk. The value of the securities in the Fund may go up or down (sometimes significantly) in response to the prospects of individual companies and/or general economic conditions, including local, regional or global events.

Management Risk. The Sub-Adviser’s judgments about the attractiveness and potential appreciation of a security or other asset may prove to be inaccurate and may not produce the desired results.

ETF Risks. The Fund is an ETF and, as a result of this structure, is exposed to the following risks, among others:

●	Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable or unwilling to process creation and/or redemption orders (either because of valuation difficulties or for other reasons), and no other Authorized Participant is able or willing to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Fund may trade at a discount to net asset value (“NAV”) and possibly face delisting.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings, and it cannot be predicted whether Shares will trade below, at or above their NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

●	No Assurance of Active Trading Market Risk. Although the Shares in the Fund are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund. In times of market stress, market makers or Authorized Participants may step away from their respective roles in making a market in the Fund’s Shares, which could lead to wider bid/ ask spreads and variances between the market price of the Fund’s Shares and their underlying value.

●	Fund Shares Liquidity Risk. In stressed market conditions, the market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings, which can result in wider bid/ask spreads and differences between the ETF’s NAV and market price.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads, and may be delisted if it does not meet certain conditions of the Exchange, which could negatively impact the value of the Fund.

PERFORMANCE INFORMATION

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

MANAGEMENT OF THE FUND

Investment Adviser and Sub-Adviser

Virtus Investment Advisers, LLC (the “Adviser”) is the Fund’s investment adviser. Virtus ETF Trust II (the “Trust”) and the Adviser have engaged Virtus Advisers, LLC (“VA”), operating through its division, Virtus Systematic (“Systematic”) as the Fund’s sub-adviser to manage the Fund’s investments, subject to the oversight and supervision of the Adviser and the Board of Trustees of the Trust (the “Board”). VA is an affiliate of the Adviser.

Portfolio Managers

The following employees of Systematic are the Fund’s portfolio managers, each of whom is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such position since the inception of the Fund’s operations in 2025: Kunal Ghosh, Jie Wei, Lu Yu and Yang Zhang.

PURCHASE AND SALE OF FUND SHARES

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in aggregate blocks of shares or multiples thereof (“Creation Units”). The Fund’s Creation Units may be issued and redeemed only by certain large institutions, referred to as “Authorized Participants,” that enter into agreements with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.virtusetfs.com.

TAX INFORMATION

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser, Systematic or their affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Virtus Emerging Markets Dividend ETF

RISK/RETURN SUMMARY INFORMATION

INVESTMENT OBJECTIVE

The Virtus Emerging Markets Dividend ETF (the “Fund”) seeks current income, with a secondary objective of long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment):	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee[1]	0.49%
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.49%

(1)	The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.
(2)	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$51	$161

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly organized, and, as of the date of this Prospectus, has not had any portfolio turnover.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in the securities of companies that pay dividend income and are tied economically to emerging market countries. Virtus (“Systematic”), a division of Virtus Advisers, LLC, the Fund’s sub-adviser, defines emerging market countries as countries with securities markets that are less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and/or regulation. The Fund will normally invest primarily in companies located in the countries represented in the Fund’s benchmark, the MSCI Emerging Markets Index (each an “Emerging Market Country”). The Fund considers a company to be economically tied to an Emerging Market Country if (i) its stock is listed on an emerging market exchange; or (ii) it is domiciled or headquartered or primarily operates in, or derives a majority of its profits, revenues, sales, or income from an Emerging Market Country. The Fund may invest a substantial portion of its assets in equity securities of companies located in China.

Systematic believes that behavioral biases of investors contribute to market inefficiencies, creating opportunities. Systematic’s quantitative investment process begins with a proprietary alpha model that uses artificial intelligence to power Natural Language Processing for sentiment analysis, which blends behavioral factors (e.g., human behaviors and biases) and intrinsic valuation factors (e.g., tangible measures of a company’s underlying worth). The final investment and trading decisions are made by Systematic’s portfolio management personnel. In order to arrive at the final investment portfolio selection, Systematic’s portfolio management personnel complement the recommendations produced by the alpha model with a dynamic risk management overlay and qualitative reviews.

Specifically, Systematic utilizes a risk model for portfolio construction, with constraints at the individual security and industry levels to manage exposures relative to the Fund’s benchmark. Additionally, all investment recommendations are thoroughly vetted at the individual company level to confirm the investment rationale and suitability before a purchase or sale.

The Fund normally invests primarily in common stocks, either directly or indirectly through depositary receipts. In addition to common stocks, equity securities in which the fund may invest include, without limitation, preferred stocks, convertible securities and warrants. The fund may invest in issuers of any size market capitalization, including smaller capitalization companies. The fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. The fund may also use participatory notes (“P-Notes”) or other equity-linked notes to gain exposure to issuers in certain countries. P-Notes are equity-linked instruments used by investors to obtain exposure to non-U.S. equity investments without trading directly in the local market.

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

In addition, from time to time the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors. As of the date of this Prospectus, the Fund focused its investments in the Financials and Information Technology sectors.

PRINCIPAL RISKS

An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following principal risks:

Equity Securities Risk. The value of the equity securities held by the Fund may be negatively affected by the financial market, industries in which the Fund invests, or issuer-specific events. Focus on a particular style or in small-sized companies may enhance that risk.

Dividend Paying Securities Risk. Issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future, and may reduce or eliminate future dividends or distributions at any time and for any reason. If the dividends or distributions received by the Fund decrease, the Fund may have less income to distribute to the Fund’s shareholders.

Emerging Markets Investments Risk. Emerging markets securities may be more volatile, or more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

Foreign Securities Risk. Investing in loans and securities of foreign issuers subjects the Fund to additional risks such as tariff and global trade restrictions increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk. Additionally, to the extent that the underlying assets of the Fund trade on an exchange that is closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying asset and stale asset pricing (i.e., the last quote from the foreign exchange market), resulting in premiums or discounts to NAV that are greater than those experienced by other ETFs.

●	China Investment Risk. The Fund invests a significant portion of its assets in securities of issuers located or operating in China. Investing in China involves certain heightened risks and considerations, including, among others: frequent trading suspensions and government interventions (including by nationalizing assets); currency exchange rate fluctuations or blockages; limits on using brokers and on foreign ownership; different financial reporting standards; higher dependence on exports and international trade; political and social instability; infectious disease outbreaks; regional and global conflicts; increased trade tariffs, embargoes, and other trade limitations; custody and other risks associated with programs used to access Chinese securities; and uncertainties in tax rules that could result in unexpected tax liabilities for the Fund. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities. Moreover, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by the Fund.

Country/Geographic Region Risk. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or a particular country, it is more likely to be impacted by events or conditions affecting that country or region.

Depositary Receipts Risk. Investments in foreign companies through depositary receipts, including ADRs, may expose the Fund to the same risks as direct investments in securities.

Preferred Stock Risk. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

Convertible Securities Risk. The value of a convertible security may decline as interest rates rise and/or vary with fluctuations in the market value of the underlying securities. The security may be called for redemption at a time and/ or price unfavorable to the Fund.

Warrant Risk. Warrants are securities issued by a company which give the holder the right, but not the obligation, to purchase stock, usually at a price that is higher than the market price at the time the warrant is issued. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Portfolio would lose any amount it paid for the warrant.

Derivatives Risk. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage or attempt to increase returns. Investments in derivatives may result in increased volatility and the Fund may incur a loss greater than its principal investment.

Foreign Currency Transactions Risk. The Fund’s transactions with respect to foreign currency may not be successful or have the effect of limiting gains from favorable market movements.

Participatory Notes (“P-Notes”) Risk. An investment in participatory notes is subject to market risk. The performance results of participatory notes may not exactly replicate the performance of the underlying securities. An investment in participatory notes is also subject to counterparty risk, relating to the non-U.S. bank or broker-dealer that issues the participatory notes, and may be subject to liquidity risk.

Sector Focus Risk. To the extent the Fund focuses its investments in one or more sectors, this may make the Fund particularly susceptible to adverse economic, political or regulatory occurrences and changes affecting companies in those sectors. As the Fund’s investments in a sector increase, so does the potential for fluctuation in the net asset value (“NAV”) of the Fund.

Small- and Mid-Capitalization Stock Risk. The stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Large-Capitalization Stock Risk. The stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Issuer Risk. The performance of the Fund depends on the performance of the issuers of the individual securities in which Fund invests. Poor performance by any issuer may cause the value of its securities, and the value of the Shares, to decline.

Market Risk. The value of the securities in the Fund may go up or down (sometimes significantly) in response to the prospects of individual companies and/or general economic conditions, including local, regional or global events.

Management Risk. The Sub-Adviser’s judgments about the attractiveness and potential appreciation of a security or other asset may prove to be inaccurate and may not produce the desired results.

ETF Risks. The Fund is an ETF and, as a result of this structure, is exposed to the following risks, among others:

●	Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable or unwilling to process creation and/or redemption orders (either because of valuation difficulties or for other reasons), and no other Authorized Participant is able or willing to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Fund may trade at a discount to net asset value (“NAV”) and possibly face delisting.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings, and it cannot be predicted whether Shares will trade below, at or above their NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

●	No Assurance of Active Trading Market Risk. Although the Shares in the Fund are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund. In times of market stress, market makers or Authorized Participants may step away from their respective roles in making a market in the Fund’s Shares, which could lead to wider bid/ ask spreads and variances between the market price of the Fund’s Shares and their underlying value.

●	Fund Shares Liquidity Risk. In stressed market conditions, the market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings, which can result in wider bid/ask spreads and differences between the ETF’s NAV and market price.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads, and may be delisted if it does not meet certain conditions of the Exchange, which could negatively impact the value of the Fund.

PERFORMANCE INFORMATION

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

MANAGEMENT OF THE FUND

Investment Adviser and Sub-Adviser

Virtus Investment Advisers, LLC (the “Adviser”) is the Fund’s investment adviser. Virtus ETF Trust II (the “Trust”) and the Adviser have engaged Virtus Advisers, LLC (“VA”), operating through its division, Virtus Systematic (“Systematic”) as the Fund’s sub-adviser to manage the Fund’s investments, subject to the oversight and supervision of the Adviser and the Board of Trustees of the Trust (the “Board”). VA is an affiliate of the Adviser.

Portfolio Managers

The following employees of Systematic are the Fund’s portfolio managers, each of whom is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such position since the inception of the Fund’s operations in 2025: Kunal Ghosh, Jie Wei, Lu Yu and Yang Zhang.

PURCHASE AND SALE OF FUND SHARES

Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in aggregate blocks of shares or multiples thereof (“Creation Units”). The Fund’s Creation Units may be issued and redeemed only by certain large institutions, referred to as “Authorized Participants,” that enter into agreements with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.virtusetfs.com.

TAX INFORMATION

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser, Systematic or their affiliates may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION REGARDING THE FUND’S INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Additional Information Regarding the Funds’ Objective. The Virtus U.S. Small Cap Growth ETF, the Virtus International Small Cap ETF and the Virtus Emerging Markets Equity ETF each seeks long-term capital appreciation. The Virtus U.S. Dividend ETF, the Virtus International Dividend ETF and the Virtus Emerging Markets Dividend ETF each seeks current income, with a secondary objective of long-term capital appreciation. The investment objective of each of the Virtus U.S. Small Cap Growth ETF, Virtus International Small Cap ETF, Virtus Emerging Markets Equity ETF, Virtus U.S. Dividend ETF, Virtus International Dividend ETF and Virtus Emerging Markets Dividend ETF (each, a “Fund” and, together, the “Funds”) may be changed by the Board without shareholder approval upon 60 days’ notice to the shareholders. There is no guarantee that a Fund will achieve its objective.

Additional Information Regarding the Virtus U.S. Small Cap Growth ETF.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of small capitalization companies with growth characteristics that are listed on U.S. exchanges. Virtus Systematic (“Systematic”), a division of Virtus Advisers, LLC, the Fund’s sub-adviser, defines small capitalization companies to be companies whose market capitalizations are smaller than the largest 1,000 U.S. companies included in the Russell 2000® Growth Index. A smaller capitalization stock will be considered to have growth characteristics if it is included in the Russell 2000 Growth Index or has a market capitalization in the range of the Russell 2000 Growth Index and demonstrates revenue or earnings growth higher than the Russell 2000 Index. Under Systematic’s market capitalization guidelines described above, based on market capitalization data as of September 30, 2025, the market capitalization of a small capitalization company would be below $8 billion .. This threshold will change due to market conditions.

Systematic believes that behavioral biases of investors contribute to market inefficiencies, creating opportunities. Systematic’s quantitative investment process begins with a proprietary alpha model that uses artificial intelligence to power Natural Language Processing for sentiment analysis, which blends behavioral factors (e.g., human behaviors and biases) and intrinsic valuation factors (e.g., tangible measures of a company’s underlying worth). The final investment and trading decisions are made by Systematic’s portfolio management personnel. In order to arrive at the final investment portfolio selection, Systematic’s portfolio management personnel complement the recommendations produced by the alpha model with a dynamic risk management overlay and qualitative reviews.

Specifically, Systematic utilizes a risk model for portfolio construction, with constraints at the individual security and industry levels to manage exposures relative to the Fund’s benchmark. Additionally, all investment recommendations are thoroughly vetted at the individual company level to confirm the investment rationale and suitability before a purchase or sale.

In addition to common stocks, equity securities in which the Fund may invest include, without limitation, preferred stocks, American depositary receipts (“ADRs”), convertible securities and warrants.

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

In addition, from time to time the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors. As of the date of this Prospectus, the Fund focused its investments in the Industrials, Healthcare, and Information Technology sectors.

Certain fundamental and non-fundamental policies of each Fund are set forth in the Funds SAI under “Investment Restrictions.”

Additional Information Regarding the Virtus International Small Cap ETF.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of small capitalization companies. Virtus Systematic (“Systematic”), a division of Virtus Advisers, LLC, the Fund’s sub-adviser, defines small capitalization companies as those with market capitalizations comparable to companies included in the MSCI All Country World ex USA Small-Cap Index. Under normal circumstances, the Fund expects to maintain a weighted-average market capitalization between 75% and 150% of the weighted-average market capitalization of the securities in the MSCI All Country World ex USA Small-Cap Index. Under the market capitalization guidelines described above, based on market capitalization data as of September 30, 2025, the weighted-average market capitalization of a small capitalization company in which the Fund may invest would range from $1.0 billion to $4.0 billion. This threshold will change due to market conditions.

The Fund normally invests principally in securities of international issuers, which are those located outside the United States and allocates its investments among at least eight different countries. The Fund may invest in emerging market securities.

Systematic believes that behavioral biases of investors contribute to market inefficiencies, creating opportunities. Systematic’s quantitative investment process begins with a proprietary investment-return forecasting model that uses artificial intelligence to power Natural Language Processing for sentiment analysis, which combines behavioral factors (which seek to capitalize on human behavioral biases (i.e., systematic tendencies) from financial analysts, company management and investors), with intrinsic and valuation factors (which are expected to provide tangible measures of a company’s true worth). The final investment and trading decisions are made by Systematic’s portfolio management personnel. In order to arrive at the final investment portfolio selection, Systematic’s portfolio management personnel complement the recommendations produced by the investment-return forecasting model with a dynamic risk management overlay and qualitative reviews.

Specifically, Systematic utilizes a risk model for portfolio construction, with constraints at the individual security, country and industry levels to manage exposures relative to the Fund’s benchmark. Additionally, all investment recommendations are thoroughly vetted on an individual company level to confirm the investment rationale and suitability before a purchase or sale.

In addition to common stocks, equity securities in which the Fund may invest include, without limitation, preferred stocks, American depositary receipts (“ADRs”), convertible securities and warrants. The Fund also may invest in securities issued in initial public offerings (“IPOs”), real estate investment trusts (“REITs”) and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. The Fund typically does not engage in active hedging of currency but retains flexibility to do so depending on market performance.

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

In addition, from time to time the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors. As of the date of this Prospectus, the Fund focused its investments in the Industrials and Financials sectors.

Certain fundamental and non-fundamental policies of each Fund are set forth in the Funds SAI under “Investment Restrictions.”

Additional Information Regarding the Virtus Emerging Markets Equity ETF.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in the equity securities of companies that are tied economically to emerging market countries. Virtus Systematic (“Systematic”), a division of Virtus Advisers, LLC, the Fund’s sub-adviser, defines emerging market countries as countries with securities markets that are less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and/or regulation. The Fund will normally invest primarily in companies located in the countries represented in the Fund’s benchmark, the MSCI Emerging Markets Index (each an “Emerging Market Country”). The Fund considers a company to be economically tied to an Emerging Market Country if (i) its stock is listed on an emerging market exchange; or (ii) it is domiciled or headquartered or primarily operates in, or derives a majority of its profits, revenues, sales, or income from an Emerging Market Country. The Fund may invest a substantial portion of its assets in equity securities of companies located in China.

Systematic believes that behavioral biases of investors contribute to market inefficiencies, creating opportunities. Systematic’s quantitative investment process begins with a proprietary alpha model that uses artificial intelligence to power Natural Language Processing for sentiment analysis, which blends behavioral factors (e.g., human behaviors and biases) and intrinsic valuation factors (e.g., tangible measures of a company’s underlying worth). The final investment and trading decisions are made by Systematic’s portfolio management personnel. In order to arrive at the final investment portfolio selection, Systematic’s portfolio management personnel complement the recommendations produced by the alpha model with a dynamic risk management overlay and qualitative reviews.

Specifically, Systematic’s utilizes a risk model for portfolio construction, with constraints at the individual security and industry levels to manage exposures relative to the Fund’s benchmark. Additionally, all investment recommendations are thoroughly vetted at the individual company level to confirm the investment rationale and suitability before a purchase or sale.

The Fund normally invests primarily in common stocks, either directly or indirectly through depositary receipts. In addition to common stocks, equity securities in which the Fund may invest include, without limitation, preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any size market capitalization, including smaller capitalization companies. The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. The Fund may also use participatory notes (“P-Notes”) or other equity-linked notes to gain exposure to issuers in certain countries. P-Notes are equity-linked instruments used by investors to obtain exposure to non-U.S. equity investments without trading directly in the local market.

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

In addition, from time to time the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors. As of the date of this Prospectus, the Fund focused its investments in the Financials and Information Technology sectors.

Certain fundamental and non-fundamental policies of each Fund are set forth in the Funds SAI under “Investment Restrictions.”

Additional Information Regarding the Virtus U.S. Dividend ETF.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in the common stocks of companies that pay dividend income and that are listed on U.S. exchanges.

Virtus Systematic (“Systematic”), a division of Virtus Advisers, LLC, the Fund’s sub-adviser, believes that behavioral biases of investors contribute to market inefficiencies, creating opportunities. Systematic’s quantitative investment process begins with a proprietary alpha model that uses artificial intelligence to power Natural Language Processing for sentiment analysis, which blends behavioral factors (e.g., human behaviors and biases) and intrinsic valuation factors (e.g., tangible measures of a company’s underlying worth). The final investment and trading decisions are made by Systematic’s’s portfolio management personnel. In order to arrive at the final investment portfolio selection, Systematic’s’s portfolio management personnel complement the recommendations produced by the alpha model with a dynamic risk management overlay and qualitative reviews.

Specifically, Systematic’s utilizes a risk model for portfolio construction, with constraints at the individual security and industry levels to manage exposures relative to the Fund’s benchmark. The investment process puts a particular focus on higher dividend paying (and yielding) stocks, which results in the Fund with a higher dividend yield higher than the typical large/mid capitalization U.S. equity. Additionally, all investment recommendations are thoroughly vetted at the individual company level to confirm the investment rationale and suitability before a purchase or sale.

In addition to common stocks, equity securities in which the Fund may invest include, without limitation, preferred stocks, American Depositary Receipts (“ADRs”), convertible securities and warrants.

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

In addition, from time to time the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors. As of the date of this Prospectus, the Fund focused its investments in the Financials and Information Technology sectors.

Certain fundamental and non-fundamental policies of each Fund are set forth in the Funds SAI under “Investment Restrictions.”

Additional Information Regarding the Virtus International Dividend ETF.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in the securities of companies that pay dividend income. The Fund will invest in securities of international companies, which are those that are tied economically to countries with developed non-US securities markets. Virtus Systematic (“Systematic”), a division of Virtus Advisers, LLC, the Fund’s sub-adviser, defines developed non-US securities markets as securities markets that are more sophisticated than emerging markets in terms of participation by investors, analyst coverage, liquidity and/or regulation. The Fund may invest some portion of its assets in Hong Kong listed equity securities of companies which are exposed to China’s economic activity.

Systematic believes that behavioral biases of investors contribute to market inefficiencies, creating opportunities. Systematic’s quantitative investment process begins with a proprietary alpha model that uses artificial intelligence to power Natural Language Processing for sentiment analysis, which blends behavioral factors (e.g., human behaviors and biases) and intrinsic valuation factors (e.g., tangible measures of a company’s underlying worth). The final investment and trading decisions are made by Systematic’s’s portfolio management personnel. In order to arrive at the final investment portfolio selection, Systematic’s’s portfolio management personnel complement the recommendations produced by the alpha model with a dynamic risk management overlay and qualitative reviews.

Specifically, Systematic’s utilizes a risk model for portfolio construction, with constraints at the individual security and industry levels to manage exposures relative to the Fund’s benchmark. Additionally, all investment recommendations are thoroughly vetted at the individual company level to confirm the investment rationale and suitability before a purchase or sale.

The Fund normally invests primarily in common stocks, either directly or indirectly through depositary receipts. In addition to common stocks, equity securities in which the fund may invest include, without limitation, preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any size market capitalization, including smaller capitalization companies. The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. The Fund may also use participatory notes (“P-Notes”) or other equity-linked notes to gain exposure to issuers in certain countries. P-Notes are equity-linked instruments used by investors to obtain exposure to non-U.S. equity investments without trading directly in the local market.

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

In addition, from time to time the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors. As of the date of this Prospectus, the Fund focused its investments in the Financials and Industrials sectors.

Certain fundamental and non-fundamental policies of each Fund are set forth in the Funds SAI under “Investment Restrictions.”

Additional Information Regarding the Virtus Emerging Markets Dividend ETF.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in the securities of companies that pay dividend income and are tied economically to emerging market countries. Virtus Systematic (“Systematic”), a division of Virtus Advisers, LLC, the Fund’s sub-adviser, defines emerging market countries as countries with securities markets that are less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and/or regulation. The Fund will normally invest primarily in companies located in the countries represented in the Fund’s benchmark, the MSCI Emerging Markets Index (each an “Emerging Market Country”). The Fund considers a company to be economically tied to an Emerging Market Country if (i) its stock is listed on an emerging market exchange; or (ii) it is domiciled or headquartered or primarily operates in, or derives a majority of its profits, revenues, sales, or income from an Emerging Market Country. The Fund may invest a substantial portion of its assets in equity securities of companies located in China.

Systematic believes that behavioral biases of investors contribute to market inefficiencies, creating opportunities. Systematic’s quantitative investment process begins with a proprietary alpha model that uses artificial intelligence to power Natural Language Processing for sentiment analysis, which blends behavioral factors (e.g., human behaviors and biases) and intrinsic valuation factors (e.g., tangible measures of a company’s underlying worth). Systematic utilizes a risk model for portfolio construction, with constraints at the individual security and industry levels to manage exposures relative to the Fund’s benchmark. Additionally, all investment recommendations are thoroughly vetted at the individual company level to confirm the investment rationale and suitability before a purchase or sale.

The Fund normally invests primarily in common stocks, either directly or indirectly through depositary receipts. In addition to common stocks, equity securities in which the fund may invest include, without limitation, preferred stocks, convertible securities and warrants. The fund may invest in issuers of any size market capitalization, including smaller capitalization companies. The fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. The fund may also use participatory notes (“P-Notes”) or other equity-linked notes to gain exposure to issuers in certain countries. P-Notes are equity-linked instruments used by investors to obtain exposure to non-U.S. equity investments without trading directly in the local market.

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

In addition, from time to time the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors. As of the date of this Prospectus, the Fund focused its investments in the Financials and Information Technology sectors.

Certain fundamental and non-fundamental policies of each Fund are set forth in the Funds SAI under “Investment Restrictions.”

Additional Information Regarding the Funds’ Principal Risks.

Convertible Securities Risk (Each Fund). The market values of convertible securities are affected by market interest rates, the risk of actual issuer default on interest or principal payments and the value of the underlying common stock into which the convertible security may be converted. Additionally, a convertible security is subject to the same types of market and issuer risks as apply to the underlying common stock. Some convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events, and, as a result, are subject to an increased risk of loss. Convertible securities may be rated below investment grade.

Country/Geographic Region Risk (Each Fund). To the extent that the Fund invests a significant portion of its assets in a specific geographic region or a particular country, the Fund will generally have more exposure to that region or country’s economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a significant portion of the Fund’s assets are invested, the Fund may experience substantial illiquidity or reduction in the value of the Fund’s investments. Adverse conditions in a certain region or country can also adversely affect securities of issuers in other countries whose economies appear to be unrelated.

Depositary Receipts Risk (Each Fund). Changes in foreign currency exchange rates will affect the value of depositary receipts, including ADRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that the ADR will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the ADR.

Derivatives Risk (Each Fund except for the Virtus U.S. Small Cap Growth ETF and the Virtus U.S. Dividend ETF) . The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset or market factor (collectively, “reference assets”). In addition to risks relating to the reference assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the reference asset could result in a Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and a Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.

●	Futures Risk. Futures trading may be speculative and volatile, and trading in the futures markets may result in volatile performance. The price movements of futures contracts are influenced by changing supply and demand relationships, agricultural, trade, fiscal, monetary and exchange control programs and policies, national and international political and economic events, crop diseases, climate, the purchasing and marketing programs of different nations, changes in interest rates and numerous other factors. In addition, governments occasionally intervene, directly and by regulation, in certain markets, particularly those in currencies and interest rates. Government intervention is often intended to influence prices directly. A Fund cannot control these factors and therefore could incur substantial or total losses. In addition, the low margin deposits normally required to trade futures contracts (typically between 2% and 15% of the value of the contract purchased or sold) permit a high degree of leverage. For example, if 10% of the contract price is deposited as margin, a 10% decrease in the contract price would result in a total loss of the margin deposit before any deduction for brokerage commissions. A decrease of more than 10% of the contract price would result in a loss of more than the total margin deposit. Accordingly, a relatively small price movement in a contract may cause immediate and substantial losses to a Fund. The use of leverage may result in losses that exceed the amount of capital invested.

Dividend Paying Securities Risk (Only for the Virtus U.S. Dividend ETF, Virtus International Dividend ETF, and Virtus Emerging Markets Dividend ETF). Issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. An issuer may reduce or eliminate future dividends or distributions at any time and for any reason. The value of a security of an issuer that has paid dividends in the past may decrease if the issuer reduces or eliminates future payments to its shareholders. If the dividends or distributions received by a Fund decrease, the Fund may have less income to distribute to the Fund’s shareholders. Dividend paying securities can fall out of favor with the market, causing a Fund to underperform funds that do not focus on dividend paying securities during such periods. In addition, securities with higher dividend yields can be sensitive to interest rate movements: when interest rates rise, the prices of these securities may tend to fall. Conversely, the prices of higher yielding securities may tend to rise when interest rates fall. Interest rate changes can be sudden and unpredictable and are influenced by a number of factors including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of bonds.

Equity Securities Risk (Each Fund). The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, which results in holders of common stock being subject to more risks than holders of preferred stocks or debt instruments of such issuers in the event of bankruptcy of such issuers.

Emerging Markets Investments Risk (Only for the Virtus International Small Cap ETF. Virtus Emerging Markets Equity ETF, and Virtus Emerging Markets Dividend ETF). Investments in emerging markets are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations than investments in more developed markets. Companies in emerging markets may be subject to less stringent regulatory, accounting, auditing, and financial reporting and recordkeeping standards than companies in more developed countries, which could impede Systematic’s ability to evaluate such companies or impact the Fund’s performance. Securities laws and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions may be limited or otherwise impaired. In addition, investments in emerging markets may experience lower trading volume, greater price fluctuations, delayed settlement, unexpected market closures and lack of timely information, and may be subject to additional transaction costs.

ETF Risks (Each Fund). The Fund is an ETF and, as a result of this structure, is exposed to the following risks, among others:

●	Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable or unwilling to process creation and/or redemption orders (either because of valuation difficulties or for other reasons), and no other Authorized Participant is able or willing to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Fund may trade at a discount to NAV and possibly face delisting.

●	Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by those brokers. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Shares have more trading volume and market liquidity and higher if the Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of Shares on the Exchange or any other exchange on which Shares are traded. It cannot be predicted whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Fund trading individually or in the aggregate at any point in time. The market prices of Shares may deviate significantly from the NAV of the Shares during periods of market volatility. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to the Fund’s NAV, disruptions to creations and redemptions and/or market volatility may result in trading prices that differ significantly from the Fund’s NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV. For example, during a “flash crash,” the market prices of the Shares may decline suddenly and significantly. Such a decline may not reflect the performance of the portfolio securities held by the Fund. Flash crashes may cause Authorized Participants and other market makers to limit or cease trading in the Shares for temporary or longer periods. Shareholders could suffer significant losses to the extent that they sell Shares at these temporarily low market prices.

●	No Assurance of Active Trading Market Risk. Although the Shares in the Fund are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund. Further, market makers (other than lead market makers) have no obligation to make markets in the Shares and may discontinue doing so at any time without notice. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may ultimately liquidate.

●	Fund Shares Liquidity Risk. Trading in Shares may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the Shares will continue to be met or will remain unchanged. During stressed market conditions, the liquidity of Shares may be less than the liquidity of the securities in the Fund’s portfolio, which may be significantly less than the liquidity of other ETFs.

●	Early Closing Risk. An unanticipated early closing of the Exchange may result in a shareholder’s inability to buy or sell Shares on that day.

●	Redeeming Risk. Shares in the Fund generally may be redeemed only in Creation Units and only by Authorized Participants. All other persons or entities transacting in Shares must generally do so in the secondary market. Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Foreign Currency Transactions Risk (each Fund except for the Virtus U.S. Small Cap Growth ETF and Virtus U.S. Dividend ETF). Foreign currency transactions may not prove successful or may have the effect of limiting gains from favorable market movements. The Fund may use derivatives to acquire positions in various currencies, which presents the risk that the Fund could lose money on its exposure to a particular currency and also lose money on the derivative. The Fund also may take positions in currencies that do not correlate to the currency exposure presented by the Fund’s other investments. As a result, the Fund’s currency exposure may differ, in some cases significantly, from the currency exposure of its other investments and/or its benchmark.

Foreign Securities Risk (each Fund except for the Virtus U.S. Small Cap Growth ETF and Virtus U.S. Dividend ETF). Having exposure to securities of foreign issuers subjects the Fund to risks not usually associated with having exposure to securities of U.S. issuers, including tariff and global trade restrictions. There is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Having exposure to foreign securities also involves the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets from foreign markets, political or financial instability, or diplomatic and other developments which could affect such securities. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Having exposure to foreign markets also involves currency risk, which is the risk that the values of securities denominated in foreign currencies will decrease due to adverse changes in the value of the U.S. dollar relative to the value of foreign currencies. Additionally, to the extent that the underlying assets of the Fund trade on an exchange that is closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying asset and stale asset pricing (i.e., the last quote from the foreign exchange market), resulting in premiums or discounts to NAV that are greater than those experienced by other ETFs.

●	China Investment Risk. The Fund invests a significant portion of its assets in securities of issuers located or operating in China. Investing in China involves certain heightened risks and considerations, including, among others: frequent trading suspensions and government interventions (including by nationalizing assets); currency exchange rate fluctuations or blockages; limits on using brokers and on foreign ownership; different financial reporting standards; higher dependence on exports and international trade; political and social instability; infectious disease outbreaks; regional and global conflicts; increased trade tariffs, embargoes, and other trade limitations; custody and other risks associated with programs used to access Chinese securities; and uncertainties in tax rules that could result in unexpected tax liabilities for the Fund. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities. Moreover, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by the Fund.

●	Hong Kong Investment Risk. If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Fund’s investments.

Initial Public Offering (“IPO”) Risk (Only for the Virtus International Small Cap ETF). The Fund may invest in IPOs. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Fund’s adviser cannot guarantee continued access to IPOs.

Issuer Risk (Each Fund). The performance of the Fund depends on the performance of the issuers of the individual securities in which Fund invests. Poor performance by any issuer may cause the value of its securities, and the value of the Shares, to decline.

Large-Capitalization Stock Risk (Only for the Virtus Emerging Markets Equity ETF, Virtus International Dividend ETF and the Virtus Emerging Markets Dividend ETF). Large-sized companies tend to compete in mature product markets and typically do not experience the level of sustained growth of smaller companies and companies competing in less mature product markets. Large-capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges or changes in business, product, financial, or other market conditions. For these and other reasons, a fund that invests in large-capitalization companies may underperform other stock funds (such as funds that focus on the stocks of small- and medium-capitalization companies) when stocks of large-capitalization companies are out of favor.

Management Risk (Each Fund). Because the Fund is actively managed, an investment in the Fund is subject to the risk that the investment process, techniques and risk analyses applied by a sub-adviser will not produce the desired results, and that the Fund’s investments may underperform the market or applicable benchmarks. The NAV of the Shares changes daily based on the performance of the securities and other instruments in which the Fund invests. Different types of securities and other instruments tend to shift into and out of favor with investors depending on market and economic conditions. There is no guarantee that a sub-adviser’s judgments about the attractiveness or value of particular investments will be correct or produce the desired results. If a sub-adviser fails to accurately judge potential investments, the Share price may be adversely affected.

Market Risk (Each Fund). The value of securities to which the Fund has exposure may decline due to daily fluctuations in the securities markets that are generally beyond the Fund’s control, including the quality of the Fund’s investments, economic conditions, adverse investor sentiment, poor management decisions, lower demand for a company’s goods or services, and general market conditions. In a declining market, the prices for all securities (including those to which the Fund has exposure) may decline, regardless of their long-term prospects. Security values tend to move in cycles, with periods when securities markets generally rise and periods when they generally decline. In addition, local, regional or global events such as war (e.g., Russia’s invasion of Ukraine, and the Israel-Hamas war), acts of terrorism, natural or environmental disasters, the spread of infectious illnesses or other public health issues, economic crisis, or other events could have a significant impact on the Fund, its investments and the trading of its Shares.

Participatory Note Risk (only the Virtus Emerging Markets Equity ETF, Virtus International Dividend ETF, and Virtus Emerging Markets Dividend ETF). Participatory notes are unsecured and unsubordinated debt securities designed to replicate exposure to underlying referenced equity investments and are sold by a bank or broker-dealer in markets where the Fund is restricted from directly purchasing equity securities. Participatory notes involve risks that are in addition to the risks normally associated with a direct investment in the underlying equity securities. The Fund is subject to the risk that the issuer of the participatory note (i.e., the issuing bank or broker-dealer), which is the only responsible party under the note, is unable or refuses to perform under the terms of the participatory note. While the holder of a participatory note is entitled to receive from the issuing bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights. Participatory notes are also not traded on exchanges, are privately issued, and may be illiquid. To the extent a participatory note is determined to be illiquid, it would be subject to the Fund’s limitation on investments in illiquid securities. There can be no assurance that the trading price or value of participatory notes will equal the value of the underlying value of the equity securities they seek to replicate.

Preferred Stock Risk (Each Fund). There are special risks associated with investing in preferred stock, including:

●	Deferral and Omission. Preferred stock may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer. If the Fund owns a preferred stock that is deferring or omitting its distributions, the Fund may be required to report income for tax purposes although it has not yet received such income.

●	Subordination. Preferred stock is generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

●	Interest Rate. The prices of preferred stock typically respond to interest rate changes, decreasing in value if interest rates rise and increasing in value if interest rates fall.

●	Liquidity. Preferred stock may be substantially less liquid than many other securities, such as common stocks or U.S. government securities. Accordingly, increases in interest rates are likely to have a negative impact on the preferred stocks held by the Fund.

●	Limited Voting Rights. Generally, traditional preferred stock offers no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred stockholders may elect a number of directors to the issuer’s board. Generally, once all the arrearages have been paid, the preferred stockholders no longer have voting rights. In the case of hybrid-preferred stock, holders generally have no voting rights.

●	Special Redemption Rights. In certain varying circumstances, an issuer of preferred stock may redeem the securities prior to a specified date. For instance, for certain types of preferred stock, a redemption may be triggered by certain changes in Federal income tax or securities laws. As with call provisions, a special redemption by the issuer may negatively impact the return of the security held by the Fund.

●	New Types of Securities. From time to time, preferred securities, including hybrid-preferred securities and over-the-counter preferred securities, have been, and may in the future be, offered. The Fund reserves the right to invest in these securities if Systematic believes that doing so would be consistent with the Fund’s investment objective and policies. Because the market for these instruments are new, the Fund may have difficulty disposing of them at a suitable price and time. These instruments may present risks such as limited liquidity and high price volatility.

REIT Risk (Only for the Virtus International Small Cap ETF). Investments in REITs and other securities of Real Estate companies subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate sector in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. REITs are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The Fund is subject to the risk that the value of stocks of REITs will decline because of adverse developments affecting the real estate sector and real property values. Such a decline could be precipitated by, among other things, general economic decline, deterioration in the real estate rental market, declines in real estate property demand, changes in interest rates, declines in the availability of real estate financing, increases in borrower defaults, overbuilding, or other developments that reduce credit and cash positions of REITs and REIT operators on a local, regional or national level. REITs may also be adversely affected by poor management, failure to quality as a REIT under the Code, environmental problems, property tax increases or changes in federal, state or local regulations. In addition to the above, Mortgage REITs are subject to the following risks: credit risk of the borrowers under the underlying mortgages, insufficient insurance, risks of investments in subprime mortgages, foreclosure risk, interest rate risk, risks of borrowing and leverage, and prepayment risk.

Sector Focus Risk. To the extent the Fund focuses its investments in one or more sectors, this may make the Fund particularly susceptible to adverse economic, political or regulatory occurrences and changes affecting companies in those sectors. As the Fund’s investments in a sector increase, so does the potential for fluctuation in the NAV of the Fund.

●	Financials Sector Risk (Virtus International Small Cap ETF, Virtus U.S. Dividend ETF, Virtus International Dividend ETF, and Virtus Emerging Markets Dividend ETF). The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial sector. Companies in the financial sector are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations. Unstable interest rates can have a disproportionate effect on companies in the financial sector, which could adversely affect the profitability of such companies. Companies in the financial sector whose securities the Fund may purchase may themselves have concentrated portfolios, which makes them especially vulnerable to unstable economic conditions.

●	Healthcare Sector Risk (Virtus U.S. Small Cap Growth ETF). The profitability of companies in the healthcare sector may be affected by extensive, costly and uncertain government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), changes in the demand for medical products and services, an increased emphasis on outpatient services, limited product lines, industry innovation and/or consolidation, changes in technologies and other market developments. Many healthcare companies are heavily dependent on obtaining and defending patents, which may be time consuming and costly. The expiration of patents may adversely affect the profitability of these companies. Many healthcare companies are subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the health care sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.

●	Industrials Sector Risk (Virtus U.S. Small Cap Growth ETF, Virtus International Small Cap ETF, Virtus U.S. Dividend ETF, and Virtus International Dividend ETF). To the extent the Fund focuses its investments in the industrials sector, it may be subject to increased risk and volatility. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

●	Information Technology Sector Risk (Virtus U.S. Small Cap Growth ETF, Virtus Emerging Markets Equity ETF and Virtus Emerging Markets Dividend ETF). To the extent the Fund focuses its investments on information technology, it may be subject to increased risk and volatility. Risks affecting companies in the information technology sector include competition from new and existing companies, limited operating histories and management experience, patent and other intellectual property considerations and the commercial non-viability or rapid obsolescence of equipment, products or services.

Small- and Mid-Capitalization Stock Risk (Each Fund except for the Virtus U.S. Dividend ETF) Investing in the securities of small- and medium-capitalization companies generally involves greater risk than investing in larger, more established companies. The securities of small- and medium-capitalization companies usually have more limited marketability and therefore may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Because small- and medium-capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of their shares without an unfavorable impact on prevailing prices. Small- and medium-capitalization companies often have limited product lines, markets, or financial resources and lack management depth, making them more susceptible to market pressures. Small- and medium-capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies. Small- and medium-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans which are floating rate.

Small Fund Risk (Each Fund). The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Temporary Defensive Positions (Each Fund). In certain adverse market, economic, political or other conditions, a Fund may temporarily depart from its normal investment policies and strategies. At such times, the Fund may invest in cash or cash equivalents, such as money market instruments, and to the extent permitted by applicable law and the Fund’s investment restrictions, shares of other investment companies, including money market funds. Under such circumstances, the Fund may invest up to 100% of its assets in these investments and may do so for extended periods of time. To the extent that a Fund invests in money market instruments or other investment companies, shareholders of the Fund would indirectly pay both the Fund’s expenses and the expenses relating to those other investment companies with respect to the Fund’s assets invested in such investment companies. When a Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

Warrant Risk (Each Fund). Warrants are essentially options to purchase equity securities at specific prices and are valid for a specific period of time. The holders of warrants and rights have no voting rights, and receive no dividends, with respect to the equity interests underlying warrants, and will have no rights with respect to the assets of the issuer, until the warrant is exercised. Investments in warrants involve certain risks, including, without limitation, the possible lack of a liquid market for resale, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Disclosure of Portfolio Holdings. The Funds’ portfolio holdings will be disclosed on the Funds’ website (www.virtusetfs.com) daily after the close of trading on the Exchange and prior to the opening of trading on the Exchange the following day.

MANAGEMENT OF THE FUND

INVESTMENT ADVISER

Virtus Investment Advisers, LLC (formerly known as Virtus Investment Advisers, Inc.) (“VIA”), located at One Financial Plaza, Hartford, Connecticut 06103, serves as the investment adviser to each Fund. VIA, an indirect, wholly owned subsidiary of Virtus Investment Partners, Inc., a publicly traded multi-manager asset management business, acts as the investment adviser for over 60 mutual funds. VIA has acted as an investment adviser for over 80 years. As of September 30, 2025, VIA had approximately $54 billion in assets under management.

VIA is responsible for the oversight and management of all service providers to the Trust. VIA has engaged Virtus Advisers, LLC (“VA”), operating through its Virtus Systematic division, to manage the respective Fund’s investments in accordance with the stated investment objective and policies of each Fund, subject to the oversight and supervision of VIA and the Board, and will oversee VA’s compliance with the terms and conditions of the SEC rule on which each Fund relies to operate as an ETF, as well as the Trust’s related policies and procedures. VIA also assists with: (a) non-advisory operations of the respective Fund, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of the respective Fund’s prospectus and statement of additional information, (d) the preparation of reports to be filed with the SEC and other regulatory authorities, and (e) maintaining certain of the respective Fund’s records.

Adviser Compensation. VIA receives a monthly advisory fee from the Virtus U.S. Small Cap Growth ETF, Virtus International Small Cap ETF, Virtus Emerging Markets Equity ETF, Virtus U.S. Dividend ETF, Virtus International Dividend ETF and Virtus Emerging Markets Dividend ETF at the annual rate of 0.25%, 0.39%,0.35%,0.25%,0.39%, and 0.49%, respectively, of the Fund’s average daily net assets. The advisory fee for each Fund is structured as a “unified fee.” Accordingly, in consideration of the fees paid with respect to each Fund, VIA has agreed to pay all of the ordinary operating expenses of the Funds, except for the following expenses, each of which is paid by the respective Fund: the advisory fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the respective Fund.

INVESTMENT SUB-ADVISER

Virtus Advisers, LLC (“VA”) is the Funds’ sub-adviser. VA, an affiliate of VIA, is located at One Financial Plaza, Hartford, CT 06103. VA operates through its Virtus Systematic division in sub-advising the Funds. As of September 30, 2025, VA had approximately $628 million in aggregate assets under management. As of September 30, 2025, the Virtus Systematic division of VA had approximately $550 million in assets under management.

VA has served as each Fund’s sub-adviser since the commencement of the Fund’s operations pursuant to a sub-advisory agreement with VA and VIA, as approved by the Board. VA makes day-to-day investment decisions for each Fund and selects broker-dealers for executing portfolio transactions, subject to its best execution obligations and the Trust’s and the respective sub-adviser’s brokerage policies. VIA, however, will continue to have overall responsibility for the management and investment of the assets and responsibility for all advisory services furnished by VA and will supervise VA in the performance of its duties for each Fund pursuant to written policies and procedures designed to prevent violations of applicable laws and regulations, Board procedures, and the provisions of each Fund’s prospectus and SAI, as supplemented from time to time.

Sub-Adviser Compensation. For services provided to each Fund, VIA will pay VA a fee, payable monthly in arrears, equal to 50% of the net advisory fee payable by the respective Fund to VIA for such month. For this purpose, the “net advisory fee” means the advisory fee paid by a Fund to VIA for investment advisory services under VIA’s investment advisory agreement with the Fund, after deducting the payment of all of the ordinary operating expenses of the Fund under VIA’s unified fee arrangement. In the event that VIA waives all or a portion of its fee pursuant to an applicable waiver agreement, then VA will waive its fee in the same proportion as VIA.

Disclosure Regarding Advisory and Sub-Advisory Agreement Approval. A discussion regarding the basis for the Board’s most recent approval of the investment advisory agreement and investment sub-advisory agreement for each Fund will be available in the Fund’s reports filed on Form N-CSR for its initial fiscal period. You may obtain a copy of the Fund’s annual and semi-annual reports, without charge, upon request to the Fund.

MANAGER OF MANAGERS STRUCTURE

The SEC has granted exemptive relief that permits VIA, subject to certain conditions, to enter into new sub-advisory agreements with affiliated or unaffiliated sub-advisers on behalf of each Fund without shareholder approval. The exemptive relief also permits material amendments to existing sub-advisory agreements with affiliated or unaffiliated sub-advisers without shareholder approval. Under this structure, VIA has ultimate responsibility, subject to oversight by the Board, to oversee such sub-advisers and recommend to the Board their hiring, termination, and replacement. The structure does not permit investment advisory fees paid by a Fund to be increased without shareholder approval, or change VIA’s obligations under the investment advisory agreement, including VIA’s responsibility to monitor and oversee sub-advisory services furnished to the Fund.

PORTFOLIO MANAGERS

The following employees are the Funds’ portfolio managers, each of whom is jointly and primarily responsible for the day-to-day management of each Fund’s portfolio and has served in such positions since the inception of each Fund’s operations.

●	Kunal Ghosh, Portfolio Manager

Mr. Ghosh is chief investment officer and senior managing director of Virtus Systematic, which he joined in 2022. Mr. Ghosh has investment industry experience since 2002. Previously, he was a managing director and head of the Systematic team with Allianz Global Investors, which he joined in 2006. Mr. Ghosh was previously a research associate and portfolio manager for Barclays Global Investors, and a quantitative analyst for the Cayuga Hedge Fund. He has a B.Tech. from the Indian Institute of Technology, an M.S. in material engineering from the University of British Columbia and an M.B.A. from Cornell University.

●	Jie Wei, CFA, Portfolio Manager

Mr. Wei is a senior portfolio manager and director of Virtus Systematic, which he joined in 2022. He has been a portfolio manager and a director with Allianz Global Investors, which he joined in 2008. He has portfolio-management and research responsibilities for the Systematic team. Mr. Wei has 17 years of investment-industry experience. Previously, he was a quantitative strategist at GMN (GSA) Capital, where he built data systems for research, alpha generation and performance analysis. Before that, Mr. Wei was an intern with the fix-income research group at Barclays Global Investors, where he developed multi-factor risk models for US Treasury and Agency bonds. He has a B.S. from Wuhan University, China, an M S. from the National University of Singapore and an MFE degree from the University of California, Berkeley. Mr. Wei is a CFA charter holder.

●	Lu Yu, CFA, Portfolio Manager

Ms. Yu is a lead portfolio manager and managing director of Virtus Systematic, which she joined in 2022. She has 18 years of investment-industry experience. Previously, Ms. Yu was a managing director and had portfolio-management and research responsibilities for the Systematic team with Allianz Global Investors. She was previously a risk analyst for Provident Advisors LLC. Ms. Yu has a B.S. from Nanjing University, China, and an M.S. from the University of Southern California and the National University of Singapore. She holds CFA and CIPM designations.

●	Yang Zhang, Portfolio Manager

Yang Zhang is an assistant director and data scientist, Virtus Systematic, with Virtus Advisers, LLC. He specializes in machine learning, deep learning, natural language processing, and pattern recognition. Prior to joining Virtus in 2022, Mr. Zhang was a data scientist with Allianz Global Investors, which he joined in 2018. Mr. Zhang earned a Bachelor of Engineering degree from Tsinghua University and an M.S. in signal and image processing using artificial intelligence from the University of California San Diego. Mr. Zhang began his career in the investment management industry in 2018.

Additional Information. Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Shares of the Fund is available in the Fund’s SAI.

BOARD OF TRUSTEES

Each Fund is a diversified series of the Trust, which is an open-end management investment company organized as a Delaware statutory trust on July 14, 2015. The Board supervises the operations of the Trust and the Fund according to applicable state and federal law, and is responsible for the overall management of the Fund’s business affairs.

OPERATIONAL ADMINISTRATOR

Virtus ETF Solutions LLC (the “Administrator”), located at 1301 Avenue of the Americas, 14th Floor, New York, New York 10019, serves as each Fund’s operational administrator. The Administrator supervises the overall administration of the Trust and each Fund including, among other responsibilities, the coordination and day-to-day oversight of the Fund’s operations, the service providers’ communications with the Fund and each other, and assistance with Trust, Board and contractual matters related to the Fund and other series of the Trust. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust.

ACCOUNTING SERVICES ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT

The Bank of New York Mellon (“BNY Mellon”), located at 240 Greenwich Street, New York, New York 10286, directly and through its subsidiary companies, provides necessary administrative, accounting, tax and financial reporting for the maintenance and operations of the Trust as each Fund’s accounting services administrator. BNY Mellon also serves as the custodian for the Fund’s assets, and serves as transfer agent and dividend paying agent for the Fund.

DISTRIBUTOR

VP Distributors, LLC (the “Distributor”), located at One Financial Plaza, Hartford, CT 06103, serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, located at Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103,, serves as the independent registered public accounting firm for the Trust and each Fund.

LEGAL COUNSEL

Stradley Ronon Stevens & Young, LLP, located at 2005 Market Street, Suite 2600, Philadelphia, PA 19103, serves as counsel to the Trust and the Independent Trustees.

EXPENSES OF THE FUNDS

Each Fund pays all expenses not assumed by the Adviser. General Trust expenses that are allocated among and charged to the assets of a Fund and other series of the Trust are done so on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of the Fund and other series of the Trust or the nature of the services performed and relative applicability to the Fund and other series of the Trust.

INVESTING IN THE FUND

DISTRIBUTION AND SERVICE PLAN

The Board has adopted on behalf of the Fund a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (“1940 Act”). In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Fund, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets, and over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

The Adviser, Systematics and their affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of a Fund. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

DETERMINATION OF NET ASSET VALUE

The NAV of the Shares for each Fund is equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of Shares outstanding. Interest and investment income on the Trust’s assets accrue daily and are included in a Fund’s total assets. Expenses and fees (including investment advisory, management, administration and distribution fees, if any) accrue daily and are included in each Fund’s total liabilities. The NAV that is published is rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV is calculated to five decimal places.

The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures approved by, and under the direction of, the Board. In determining the value of a Fund’s assets, portfolio securities are generally valued at market using quotations from the primary market in which they are traded. Debt securities (other than short-term investments) are valued on the basis of broker quotes or valuations provided by a pricing service, which in determining value utilizes information regarding recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Other assets, such as accrued interest, accrued dividends and cash are also included in determining the NAV. The Fund normally uses third party pricing services to obtain market quotations.

The Board has designated the Adviser to serve as its valuation designee, pursuant to Rule 2a-5 under the 1940 Act, to perform the fair value determinations relating to any or all Fund investments. Accordingly, securities and assets for which market quotations are not readily available or which cannot be accurately valued using a Fund’s normal pricing procedures are valued by the Adviser at fair value as determined in good faith under policies approved by the Board. Fair value pricing may be used, for example, in situations where (i) portfolio securities, such as securities with small capitalizations, are so thinly traded that there have been no transactions for that security over an extended period of time; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to change the value of the portfolio security prior to a Fund’s NAV calculation; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the particular portfolio security is halted during the day and does not resume prior to a Fund’s NAV calculation. Pursuant to policies adopted by the Board, the Adviser consults with BNY Mellon and Systematic on a regular basis regarding the need for fair value pricing. Fair value pricing is intended to result in a calculation of a Fund’s NAV that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using a Fund’s normal pricing procedures, and the fair value price may differ substantially from the price at which the security may ultimately be traded or sold. If the fair value price differs from the price that would have been determined using a Fund’s normal pricing procedures, you may receive more or less proceeds or Shares from redemptions or purchases of Shares, respectively, than you would have otherwise received if the portfolio security were priced using a Fund’s normal pricing procedures, which could result in the market prices for Shares deviating from NAV. The performance of a Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using the Fund’s normal pricing procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act.

Foreign securities not denominated in U.S. dollars are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service. If securities in which a Fund invests are listed primarily on foreign exchanges that trade on weekends or other days when the Fund does not price its Shares, the NAV of the Shares may change on days when you will not be able to purchase or redeem Shares. Foreign currencies, securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. Eastern time.

To the extent the assets of a Fund are invested in other open-end investment companies that are registered under the 1940 Act, the Fund’s NAV is calculated based upon the NAVs reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. With respect to securities that are primarily listed on foreign exchanges, the value of a Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

The NAV is determined as of the close of regular trading on the Exchange, normally 4:00 p.m. Eastern time, on each day that the Exchange is open for business. Currently, the Exchange is closed on weekends and in recognition of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

PREMIUM/DISCOUNT INFORMATION

Information regarding the extent and frequency with which market prices of Shares have tracked the Fund’s NAV for the most recently completed calendar year and the most recently completed calendar quarters since that year will be available without charge on a Fund’s website.

FREQUENT TRADING

Unlike traditional mutual funds, Shares can only be purchased and redeemed directly from the Fund in Creation Units by Authorized Participants, and the vast majority of trading in the Shares occurs on the secondary market. Because secondary market trades do not involve a Fund directly, those trades are unlikely to cause many of the harmful effects of frequent purchases and redemptions of Shares, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains. In addition, direct trading on a short-term basis by Authorized Participants is critical to ensuring that the Shares trade at or close to NAV. Each Fund also imposes transaction fees on purchases and redemptions of Creation Units by Authorized Participants, which are designed to offset the Fund’s transaction costs associated with issuing and redeeming Creation Units. Given this structure, the Board determined that it is not necessary to adopt policies and procedures with respect to frequent purchases and redemptions of Shares by Fund shareholders. Each Fund reserves the right to reject any purchase order at any time and reserves the right to impose restrictions on disruptive or excessive trading in Creation Units. Each Fund also reserves the right to reject any redemption order in accordance with applicable law.

The Board has instructed the officers of the Trust to review reports of purchases and redemptions of Creation Units on a regular basis to determine if there is any unusual trading in the Shares. The officers of the Trust will report to the Board any such unusual trading in Creation Units that is disruptive to a Fund. In such event, the Board may reconsider its decision not to adopt market timing policies and procedures.

DISTRIBUTIONS

Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to shareholders. Each Fund expects to distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. Each Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. Distributions may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Each year, you will receive an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in October, November, or December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Each Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to you. However, when necessary, you will receive a corrected Form 1099 to reflect reclassified information.

At the time you purchase your Shares, the price of Shares may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by a Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

FEDERAL INCOME TAXES

FUND DISTRIBUTIONS

Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Shares or receive them in cash. For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Shares. Because the income of each Fund is primarily derived from investments earning interest rather than dividend income, generally none or only a small portion of the income dividends reported by the Fund is anticipated to be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met.

SALE OF FUND SHARES

A sale of Shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Currently, any capital gain or loss realized upon a sale of Shares generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

TAX TREATMENT OF FUND SHAREHOLDERS

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from taxable dispositions of Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Fund distributions and gains from the sale of your Shares generally are subject to state and local taxes.

Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by a Fund from net long-term capital gains, interest-related dividends and short-term capital gain dividends, if such amounts are reported by the Fund. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

Under the Foreign Account Tax Compliance Act (“FATCA”), a 30% withholding tax is imposed on income dividends paid by a Fund to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Shares; however, based on proposed regulations issued by the Internal Revenue Service (“IRS”), which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). Information about a shareholder in a Fund may be disclosed to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the appropriate certifications or other documentation concerning its status under FATCA.

WITHHOLDING

By law, if you do not provide your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your Shares. Withholding is also imposed if the IRS requires it. When withholding is required, the amount will be 24% of any distributions or proceeds paid.

CREATION UNITS

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase (plus any cash received by the Authorized Participant as part of the issue) and the Authorized Participant’s aggregate basis in the securities surrendered (plus any cash paid by the Authorized Participant as part of the issue). An Authorized Participant who exchanges Creation Units for securities generally will recognize a gain or loss equal to the difference between the Authorized Participant’s basis in the Creation Units (plus any cash paid by the Authorized Participant as part of the redemption) and the aggregate market value of the securities received (plus any cash received by the Authorized Participant as part of the redemption). The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less, assuming such Creation Units are held as a capital asset.

If a Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

This discussion of “Federal Income Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Fund. For additional information, see the “Taxation” section of the Statement of Additional Information.

FUND WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust maintains a website for the Fund at www.virtusetfs.com. The website for the Funds contain the following information, on a per-Share basis, for the Funds: (i) the prior Business Day’s NAV and market price; (ii) the 30-day median bid-ask spread; (iii) the reported midpoint of the bid-ask spread at the time of NAV calculation (the “Bid-Ask Price”); (iv) a calculation of the premium or discount of the Bid-Ask Price against such NAV; and (v) data in chart format displaying the frequency distribution of discounts and premiums of the Bid-Ask Price against the NAV, within appropriate ranges, for each of the four previous calendar quarters (or for the life of the Fund if, shorter). In addition, on each Business Day, before the commencement of trading in Shares on the Exchange, the Trust discloses on the Fund’s website the identities and quantities of the portfolio securities and other assets held by the Fund that will form the basis for the calculation of NAV at the end of the Business Day.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.

OTHER INFORMATION

Each Fund is not sponsored, endorsed, sold or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Fund to achieve its objective. The Exchange has no obligation or liability in connection with the administration, marketing or trading of the Fund.

For purposes of the 1940 Act, each Fund is a registered investment company, and the acquisition of Shares by other registered investment companies and companies relying on exemption from registration as investment companies under Section 3(c)(1) or 3(c)(7) of the 1940 Act is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as permitted by SEC rule or an exemptive order that permits registered investment companies to invest in the Fund beyond those limitations.

FINANCIAL HIGHLIGHTS

Each Fund is newly organized and therefore has not yet had any operations prior to the date of this Prospectus.

ADDITIONAL INFORMATION

If you would like more information about the Trust, the Funds or the Shares, the following documents are available free upon request:

Annual and Semi-Annual Reports; Form N-CSR Filed with the SEC

Additional information about each Fund’s investments will be available in the Fund’s annual and semi-annual reports and in Form N-CSR filed with the SEC. Once available, you will find in the Funds’ annual report a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the prior fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.

Statement of Additional Information

Additional information about each Fund and its policies is also available in the Fund’s SAI. The SAI is incorporated by reference into this Prospectus (and is legally considered part of this Prospectus).

To receive a free copy of the Fund’s SAI, annual and semi-annual reports , financial statements or other information about the Fund, or to make inquiries about the Fund, please call the Fund toll-free at (888) 383-0553. You can also access and download the SAI and the most recent annual and semi-annual reports and financial statements without charge at the Fund’s website at www.virtusetfs.com or by written request to the Fund at the address below.

To obtain other information and for shareholder inquiries:

By telephone:	(888) 383-0553

By mail:	Virtus ETF Trust II 1301 Avenue of the Americas, 14th Floor New York, NY 10019

On the Internet:	SEC Edgar database: http://www.sec.gov; or www.virtusetfs.com

Only one copy of a Prospectus or an annual or semi-annual report will be sent to each household address. This process, known as “householding”, is used for most required shareholder mailings. (It does not apply to confirmations of transactions and account statements, however.) You may, of course, request an additional copy of a Prospectus or an annual or semi-annual report at any time by calling or writing the Funds. You may also request that householding be eliminated from all your required mailings.

Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

No person is authorized to give any information or to make any representations about the Fund or its Shares not contained in this Prospectus, and you should not rely on any other information. Read and keep this Prospectus for future reference.

Dealers effecting transactions in the Shares, whether or not participating in this distribution, may be generally required to deliver a Prospectus. This is in addition to any obligation dealers have to deliver a Prospectus when acting as underwriters.

Virtus ETF Trust II: Investment Company Act file number 811-23078